ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	At December 31,
	2014	2015
Accrued wages and bonuses	$2,323	$2,321
Accrued legal and professional fees	511	386
Payables for acquisition of intangible assets	2,807	544
Royalty fees payable	1,382	292
Accrued consulting fees	188	188
Share repurchase fee payable	29	3
Accrued sales discount	148	59
Others	961	1,247
	$8,349	$5,040